EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Severance pay fund, Israeli employees	$ 7,954
Long-term employee liabilties, Israeli employees	10,304
Israeli employee termination benefits	$ 5,254	$ 5,597	$ 5,158
Postretirement Medicare Plan [Member]
Discount rate	2.80%	3.40%	4.50%
Pension Plan [Member]
Discount rate	2.50%	3.20%	4.40%
TPSCo [Member]
Matching contribution (as a percent)	9.00%
Employee contribution (as a percent)	1.00%
Cost recognized	$ 6,132	$ 6,572	$ 6,700